As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22205
Investment Company Act file number

Genworth Variable Insurance Trust
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)

800-352-9910
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Genworth Calamos Growth Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of
Shares				Value
	COMMON STOCKS - 96.51%
	Aerospace & Defense - 4.79%
900	General Dynamics Corp.			$37,431
1,775	Honeywell International, Inc. (b)			49,451
625	Precision Castparts Corp.			37,438
1,560	United Technologies Corp.			67,049
				191,369
	Air Freight & Logistics - 0.74%
1,048	Expeditors International Washington, Inc. (b)			29,648
	Application Software - 0.75%
1,350	Check Point Software Technologies (a)			29,984
	Auto Components - 0.75%
2,100	LKQ Corp. (a)			29,967
	Beverages - 0.91%
825	The Coca-Cola Co.			36,259
	Biotechnology - 2.39%
875	Celgene Corp. (a)			38,850
1,225	Gilead Sciences, Inc. (a)			56,742
				95,592
	Capital Markets - 4.11%
460	BlackRock, Inc. (b)			59,818
350	Goldman Sachs Group, Inc.			37,107
2,325	T. Rowe Price Group, Inc. (b)			67,100
				164,025
	Chemicals - 0.67%
400	Praxair, Inc. (b)			26,916
	Commercial Services & Supplies - 1.69%
475	The Dun & Bradstreet Corp.			36,575
625	FTI Consulting, Inc. (a)			30,925
				67,500
	Communications Equipment - 6.66%
3,600	Cisco Systems, Inc. (a)			60,372
2,000	Juniper Networks, Inc. (a)(b)			30,120
3,300	Nokia Corp. - ADR			38,511
1,675	QUALCOMM, Inc.			65,174
1,670	Research In Motion Ltd. (a)			71,927
				266,104
	Computers & Peripherals - 6.31%
1,835	Apple, Inc. (a)(b)			192,895
2,700	Dell Inc. (a)(b)			25,596
2,275	NetApp Inc. (a)(b)			33,761
				252,252
	Construction & Engineering - 2.86%
1,125	Fluor Corp.			38,869
1,950	Jacobs Engineering Group, Inc. (a)(b)			75,387
				114,256
	Diversified Financial Services - 2.44%
245	CME Group, Inc.			60,366
500	IntercontinentalExchange, Inc. (a)			37,235
				97,601
	Electrical Equipment - 2.03%
1,333	Emerson Electric Co.			38,097
325	First Solar, Inc. (a)(b)			43,128
				81,225
	Electronic Equipment & Instruments - 3.67%
700	AMETEK, Inc.			21,889
775	Amphenol Corp.			22,080
850	Dolby Laboratories, Inc. (a)			28,993
1,600	FLIR Systems, Inc. (a)(b)			32,768
400	SunPower Corp. (a)(b)			9,512
2,050	Trimble Navigation Ltd. (a)(b)			31,324
				146,566
	Energy Equipment & Services - 7.57%
925	Cameron International Corp. (a)(b)			20,286
2,350	ENSCO International, Inc. (b)			62,040
1,400	Halliburton Co.			21,658
3,175	National-Oilwell Varco, Inc. (a)			91,154
1,825	Noble Corporation Baar			43,964
1,075	Transocean LTD. (a)(b)			63,253
				302,355
	Health Care Equipment & Supplies - 4.41%
475	C.R. Bard, Inc.			37,867
1,100	DENTSPLY International Inc. (b)			29,535
725	Gen-Probe, Inc. (a)			33,045
150	Intuitive Surgical, Inc. (a)			14,304
1,800	Stryker Corp.			61,272
				176,023
	Hotels, Restaurants & Leisure - 0.45%
850	WMS Industries Inc. (a)(b)			17,773
	Internet & Catalog Retail - 6.02%
2,090	Amazon.com, Inc. (a)			153,490
3,950	eBay Inc. (a)			49,612
475	priceline.com Inc. (a)(b)			37,420
				240,522
	Internet Software & Services - 6.12%
400	Baidu, Inc. - ADR (a)			70,640
500	Google Inc. (a)			174,030
				244,670
	IT Services - 0.93%
1,350	Accenture Ltd.			37,112
	Life Science Tools & Services - 0.56%
600	Waters Corp. (a)(b)			22,170
	Machinery - 1.78%
650	AGCO Corp. (a)(b)			12,740
750	Bucyrus International, Inc.			11,385
700	Parker Hannifin HPD			23,786
875	Westinghouse Air Brake Technologies Corp.			23,082
				70,993
	Medical Products - 0.65%
850	Varian Medical Systems, Inc. (a)(b)			25,874
	Metals & Mining - 2.17%
1,375	Barrick Gold Corp.			44,577
1,100	Nucor Corp.			41,987
				86,564
	Oil & Gas - 2.32%
585	Apache Corp.			37,493
1,025	Noble Energy, Inc.			55,227
				92,720
	Personal Products - 0.54%
1,125	Avon Products, Inc.			21,634
	Pharmaceuticals - 0.84%
700	Allergan, Inc.			33,432
	Semiconductor & Semiconductor Equipment - 3.91%
3,325	Altera Corp. (b)			58,354
2,150	Broadcom Corp. (a)(b)			42,957
1,350	Linear Technology Corp.			31,023
1,450	MEMC Electronic Materials, Inc. (a)			23,910
				156,244
	Software - 7.31%
1,275	ANSYS, Inc. (a)			32,002
525	FactSet Research Systems Inc. (b)			26,245
850	McAfee, Inc. (a)			28,475
1,300	Nintendo Co., Ltd. - ADR (a)			46,807
4,700	Nuance Communications, Inc. (a)(b)			51,042
800	Open Text Corp. (a)			27,552
2,700	Oracle Corp. (a)			48,789
3,100	Parametric Technology Corp. (a)			30,938
				291,850
	Specialty Retail - 2.33%
2,800	GameStop Corp. (a)			78,456
700	Guess?, Inc.			14,756
				93,212
	Textiles, Apparel & Luxury Goods - 5.63%
4,125	Coach, Inc. (a)			68,888
3,325	NIKE, Inc.			155,909
				224,797
	Trading Companies & Distributors - 0.78%
975	Fastenal Co. (b)			31,351
	Wireless Telecommunication Services - 1.42%
2,100	America Movil, S.A.B de C.V. - ADR (b)			56,868
	TOTAL COMMON STOCKS (Cost $5,075,434)			3,855,428
	SHORT TERM INVESTMENTS - 5.14%
	Money Market Fund - 5.14%
205,428	Federated Prime Obligations Fund			205,428
	TOTAL SHORT TERM INVESTMENTS (Cost $205,428)			205,428
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 29.96%
	Money Market Fund - 29.96%
1,196,813	Mount Vernon Prime Portfolio			1,196,813
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $1,196,813)			1,196,813
	Total Investments (Cost $6,477,675) - 131.61%			5,257,669
	Liabilities in Excess of Other Assets - (31.61)%			(1,262,600)
	TOTAL NET ASSETS - 100.00%			$3,995,069

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$6,477,675
	Gross unrealized appreciation	133,877
	Gross unrealized depreciation	-1,353,883
	Net unrealized depreciation	-1,220,006

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description			Investments in Securities
Level 1			$ 5,257,669
Level 2			—
Level 3			—
Total			$ 5,257,669

Genworth Columbia Mid Cap Value Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of
Shares				Value
	COMMON STOCKS - 92.22%
	Aerospace & Defense - 2.23%
15,400	AerCap Holdings N.V. (a)			$50,050
2,000	Alliant Techsystems, Inc. (a)			133,960
2,850	L-3 Communications Holdings, Inc.			193,230
13,950	Spirit AeroSystems Holdings, Inc. (a)			139,081
				516,321
	Airlines - 0.47%
19,150	Delta Air Lines, Inc. (a)			107,815
	Auto Components - 0.99%
11,300	BorgWarner, Inc.			229,390
	Beverages - 2.32%
10,600	Fomento Economico Mexicano, S.A.B. de C.V. - ADR			267,226
12,100	The Pepsi Bottling Group, Inc.			267,894
				535,120
	Capital Markets - 3.49%
24,000	Ameriprise Financial, Inc.			491,760
2,481	Greenhill & Co, Inc. (b)			183,222
4,550	T. Rowe Price Group, Inc. (b)			131,313
				806,295
	Chemicals - 3.23%
5,750	Air Products & Chemicals, Inc.			323,437
8,350	Albemarle Corp.			181,780
6,550	PPG Industries, Inc.			241,695
				746,912
	Commercial Banks - 9.88%
9,650	Bank of Hawaii Corp. (b)			318,257
7,650	City National Corp. (b)			258,340
18,150	Comerica Inc.			332,326
9,050	Cullen/Frost Bankers, Inc.			424,807
16,100	KeyCorp (b)			126,707
16,800	Marshall & Ilsley Corp.			94,584
12,000	SVB Financial Group (a)			240,120
34,050	TCF Financial Corp. (b)			400,428
8,850	Zions Bancorporation			86,996
				2,282,565
	Computers & Peripherals - 2.11%
7,750	Diebold, Inc.			165,462
24,750	NCR Corp. (a)			196,763
17,250	Sun Microsystems, Inc. (a)			126,270
				488,495
	Construction & Engineering - 0.69%
4,100	Jacobs Engineering Group, Inc. (a)			158,506
	Containers & Packaging - 2.19%
10,050	Crown Holdings, Inc. (a)			228,437
21,250	Packaging Corporation of America			276,675
				505,112
	Distributors - 0.74%
5,750	Genuine Parts Co.			171,695
	Electric Utilities - 8.74%
5,550	American Electric Power Company, Inc.			140,193
2,250	Entergy Corp.			153,202
6,700	FPL Group, Inc.			339,891
10,400	Northeast Utilities			224,536
13,300	PG&E Corp. (b)			508,326
7,100	Wisconsin Energy Corp.			292,307
19,400	Xcel Energy, Inc.			361,422
				2,019,877
	Electrical Equipment - 1.12%
10,050	Cooper Industries Ltd.			259,893
	Electronic Equipment & Instruments - 2.05%
7,150	Agilent Technologies, Inc. (a)(b)			109,895
11,050	Arrow Electronics, Inc. (a)			210,613
3,000	Mettler-Toledo International, Inc. (a)			153,990
				474,498
	Energy Equipment & Services - 1.90%
7,766	Complete Production Services, Inc. (a)			23,919
6,750	National-Oilwell Varco, Inc. (a)			193,792
9,150	Noble Corporation Baar			220,424
				438,135
	Food & Staples Retailing - 0.71%
7,700	The Kroger Co.			163,394
	Food Products - 3.60%
10,600	ConAgra Foods, Inc.			178,822
13,350	Dean Foods Co. (a)			241,368
5,950	The Hershey Company			206,763
4,200	The JM Smucker Co.			156,534
5,150	Smithfield Foods, Inc. (a)(b)			48,719
				832,206
	Gas Utilities - 0.80%
7,000	AGL Resources, Inc. (b)			185,710
	Health Care Equipment & Supplies - 2.99%
4,800	Beckman Coulter, Inc.			244,848
5,650	The Cooper Companies, Inc.			149,386
9,650	Hospira, Inc. (a)			297,799
				692,033
	Health Care Providers & Services - 2.37%
6,500	AmerisourceBergen Corp.			212,290
9,950	Community Health Systems, Inc. (a)			152,633
4,789	Universal Health Services, Inc. (b)			183,610
				548,533
	Hotels, Restaurants & Leisure - 1.41%
17,100	Royal Caribbean Cruises Ltd. (b)			136,971
14,950	Starwood Hotels & Resorts Worldwide, Inc.			189,865
				326,836
	Household Durables - 1.02%
8,100	The Stanley Works			235,872
	Household Products - 0.96%
4,300	The Clorox Company (b)			221,364
	Industrial Conglomerates - 1.33%
6,100	Teleflex, Inc. (b)			238,449
11,800	Textron, Inc.			67,732
				306,181
	Insurance - 7.93%
8,622	ACE Ltd.			348,329
6,550	Aon Corp.			267,371
10,100	Axis Capital Holdings, Ltd.			227,654
23,375	Marsh & McLennan Companies, Inc.			473,344
15,900	Reinsurance Group of America			515,001
				1,831,699
	Internet Software & Services - 0.56%
6,900	VeriSign, Inc. (a)(b)			130,203
	Leisure Equipment & Products - 1.33%
12,300	Hasbro, Inc.			308,361
	Machinery - 2.73%
8,100	Harsco Corp.			179,577
9,900	Kennametal, Inc.			160,479
1,465	Navistar International Corp. (a)			49,019
7,100	Parker Hannifin HPD			241,258
				630,333
	Marine - 0.61%
7,350	Alexander & Baldwin, Inc.			139,870
	Media - 1.10%
19,000	Regal Entertainment Group			254,790
	Metals & Mining - 1.42%
4,900	Allegheny Technologies Inc.			107,457
8,800	Peabody Energy Corp.			220,352
				327,809
	Multi-Utilities - 3.00%
7,850	Public Service Enterprise Group, Inc.			231,340
10,000	Sempra Energy			462,400
				693,740
	Oil & Gas - 4.96%
8,850	Cabot Oil & Gas Corp.			208,594
29,200	El Paso Corp.			182,500
5,650	Forest Oil Corp. (a)			74,298
3,300	Hess Corp.			178,860
9,000	Newfield Exploration Co. (a)			204,300
26,250	Williams Companies, Inc.			298,725
				1,147,277
	Paper & Forest Products - 1.58%
13,200	Weyerhaeuser Co.			363,924
	Personal Products - 1.55%
10,800	Avon Products, Inc.			207,684
6,100	The Estee Lauder Companies Inc.			150,365
				358,049
	Road & Rail - 0.72%
5,650	Canadian Pacific Railway Ltd. (b)			167,410
	Semiconductor & Semiconductor Equipment - 0.82%
4,100	Intersil Corp.			47,150
7,368	Marvell Technology Group Ltd. (a)			67,491
9,200	Verigy Ltd. (a)			75,900
				190,541
	Software - 1.73%
9,650	Activision Blizzard, Inc. (a)			100,939
6,100	Citrix Systems, Inc. (a)			138,104
7,800	Synopsys, Inc. (a)			161,694
				400,737
	Specialty Retail - 3.50%
6,150	Bed Bath & Beyond, Inc. (a)(b)			152,212
23,250	Foot Locker, Inc.			243,660
6,150	GameStop Corp. (a)			172,323
6,700	Ross Stores, Inc. (b)			240,396
				808,591
	Textiles, Apparel & Luxury Goods - 1.34%
7,350	Polo Ralph Lauren Corp. (b)			310,538
	TOTAL COMMON STOCKS (Cost $23,461,630)			21,316,630
	CONVERTIBLE PREFERRED STOCKS - 1.62%
	Auto Components - 0.89%
3,250	Johnson Controls (a)			206,993
	Metals & Mining - 0.73%
2,600	Freeport-McMoRan Copper & Gold Inc.			167,882
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $270,810)			374,875
Principal
Amount
	CONVERTIBLE BONDS - 0.26%
	Real Estate Investment Trusts - 0.26%
76,000	Vornado Realty L.P.
	3.625%, 11/15/2026			59,660
	TOTAL CONVERTIBLE BONDS (Cost $61,427)			59,660
Shares
	REAL ESTATE INVESTMENT TRUSTS - 5.42%
	Real Estate Investment Trusts - 5.42%
5,975	Alexandria Real Estate Equities, Inc. (b)			217,490
3,950	Boston Properties, Inc. (b)			138,368
6,400	Equity Residential			117,440
10,900	Plum Creek Timber Co. Inc. (b)			316,863
12,050	ProLogis			78,325
12,700	Rayonier, Inc.			383,794
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,729,258)			1,252,280
	SHORT TERM INVESTMENTS - 0.60%
	Money Market Fund - 0.60%
138,000	Federated Prime Obligations Fund			138,000
	TOTAL SHORT TERM INVESTMENTS (Cost $138,000)			138,000
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 16.09%
	Money Market Fund - 16.09%
3,720,028	Mount Vernon Prime Portfolio			3,720,028
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $3,720,028)			3,720,028
	Total Investments (Cost $29,381,153) - 116.21%			26,861,473
	Liabilities in Excess of Other Assets - (16.21)%			(3,746,994)
	TOTAL NET ASSETS - 100.00%			$23,114,479

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$29,381,153
	Gross unrealized appreciation	1,292,552
	Gross unrealized depreciation	-3,812,232
	Net unrealized depreciation	-2,519,680

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description			Investments in Securities
Level 1			$ 26,801,813
Level 2			59,660
Level 3			—
Total			$ 26,861,473

Genworth Davis NY Venture Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of
Shares				Value
	COMMON STOCKS - 92.06%
	Air Freight & Logistics - 0.60%
430	United Parcel Service, Inc.			$21,165
	Automobiles - 0.58%
1,540	Harley-Davidson, Inc. (b)			20,621
	Beverages - 2.42%
1,235	Diageo PLC - ADR			55,266
1,250	Heineken Holding NV			30,303
				85,569
	Capital Markets - 5.33%
875	Ameriprise Financial, Inc.			17,929
4,200	The Bank Of New York Mellon Corp.			118,650
170	Goldman Sachs Group, Inc.			18,023
1,040	Julius Baer Holding AG			25,554
210	Morgan Stanley			4,782
125	State Street Corp.			3,847
				188,785
	Chemicals - 0.72%
305	Monsanto Co.			25,345
	Commercial Banks - 2.84%
286	Bank of America Corp.			1,950
6,933	Wells Fargo & Co. (b)			98,726
				100,676
	Commercial Services & Supplies - 1.38%
2,694	H&R Block, Inc.			49,004
	Communications Equipment - 0.72%
1,520	Cisco Systems, Inc. (a)			25,490
	Computers & Peripherals - 1.62%
1,790	Hewlett-Packard Co.			57,387
	Construction Materials - 0.86%
685	Vulcan Materials Co. (b)			30,339
	Consumer Finance - 2.08%
5,410	American Express Co.			73,738
	Containers & Packaging - 1.65%
4,220	Sealed Air Corp.			58,236
	Diversified Financial Services - 4.89%
5,180	JPMorgan Chase & Co.			137,684
1,430	Moody's Corp. (b)			32,776
325	Principal Financial Group, Inc.			2,658
				173,118
	Electrical Equipment - 0.15%
390	ABB Ltd. - ADR			5,437
	Electronic Equipment & Instruments - 1.20%
2,045	Agilent Technologies, Inc. (a)			31,432
1,010	Tyco Electronics Ltd.			11,150
				42,582
	Energy Equipment & Services - 0.77%
465	Transocean LTD. (a)(b)			27,361
	Food & Staples Retailing - 6.00%
3,040	Costco Wholesale Corp.			140,813
2,605	CVS Caremark Corporation			71,611
				212,424
	Food Products - 0.36%
365	The Hershey Company			12,684
	Health Care Equipment & Supplies - 0.54%
150	Becton, Dickinson & Co.			10,086
300	Medtronic, Inc.			8,841
				18,927
	Health Care Providers & Services - 3.62%
790	Cardinal Health, Inc.			24,869
895	Express Scripts, Inc. (a)(b)			41,322
200	Laboratory Corp Of America Holdings (a)			11,698
2,410	UnitedHealth Group, Inc.			50,442
				128,331
	Household Durables - 0.28%
275	Garmin Ltd.			5,833
180	Hunter Douglas N.V.			4,201
				10,034
	Household Products - 1.75%
1,315	The Procter & Gamble Company			61,923
	Industrial Conglomerates - 0.54%
985	Tyco International Ltd			19,267
	Insurance - 11.28%
2,330	American International Group, Inc.			2,330
2	Berkshire Hathaway Inc. - Class A (a)(b)			173,400
4	Berkshire Hathaway Inc. - Class B (a)			11,280
90	Everest Re Group Ltd.			6,372
3,465	Loews Corporation			76,576
13	Markel Corp. (a)			3,690
1,000	NIPPONKOA Insurance Company, Ltd.			5,790
6,045	The Progressive Corp. (a)			81,245
215	Sun Life Financial Inc.			3,840
973	Transatlantic Holdings, Inc.			34,707
				399,230
	Internet & Catalog Retail - 0.98%
370	Amazon.com, Inc. (a)			27,173
600	eBay Inc. (a)			7,536
				34,709
	Internet Software & Services - 1.88%
191	Google Inc. (a)			66,479
	IT Services - 2.15%
2,982	Iron Mountain, Inc. (a)(b)			66,111
180	Visa, Inc. (b)			10,008
				76,119
	Machinery - 0.15%
200	PACCAR Inc.			5,152
	Marine - 0.72%
9,000	China Shipping Development Co. Ltd.			8,534
290	Kuehne & Nagel International AG			16,921
				25,455
	Media - 5.16%
5,951	Comcast Corp. - Series C			76,589
2,310	Grupo Televisa SA - ADR			31,509
100	Lagardere SCA			2,806
740	Liberty Media Corporation - Entertainment (a)			14,763
960	Liberty Media Corporation - Interactive (a)			2,784
4,705	News Corp.			31,147
1,280	The Walt Disney Co.			23,245
				182,843
	Metals & Mining - 0.69%
720	BHP Billiton Plc			14,203
300	Rio Tinto Plc			10,073
				24,276
	Multi-Utilities & Unregulated Power - 0.32%
1,950	The AES Corp. (a)			11,329
	Oil & Gas - 13.96%
1,680	Canadian Natural Resources Ltd.			64,781
19,000	China Coal Energy Company Ltd.			14,023
2,605	ConocoPhillips			102,012
2,190	Devon Energy Corp.			97,871
1,790	EOG Resources, Inc.			98,020
2,110	Occidental Petroleum Corp.			117,421
				494,128
	Paper & Forest Products - 0.50%
2,540	Sino-Forest Corp. (a)			17,708
	Pharmaceuticals - 4.65%
710	Johnson & Johnson			37,346
700	Merck & Co., Inc.			18,725
2,420	Pfizer, Inc.			32,961
3,215	Schering-Plough Corporation			75,713
				164,745
	Real Estate Management & Development - 0.68%
640	Brookfield Asset Mgmt, Inc.			8,819
5,000	Hang Lung Group Ltd.			15,230
				24,049
	Semiconductors & Semiconductor Equipment - 2.08%
4,460	Texas Instruments, Inc.			73,635
	Software - 2.62%
1,830	Activision Blizzard, Inc. (a)			19,142
4,000	Microsoft Corp.			73,480
				92,622
	Specialty Retail - 1.52%
1,935	Bed Bath & Beyond, Inc. (a)(b)			47,891
325	Staples, Inc.			5,886
				53,777
	Tobacco - 0.94%
934	Philip Morris International Inc.			33,232
	Transportation Infrastructure - 0.88%
11,000	China Merchants Holdings International Co. Ltd.			25,320
6,000	Cosco Pacific Ltd. (b)			5,909
				31,229
	TOTAL COMMON STOCKS (Cost $4,301,933)			3,259,160
	SHORT TERM INVESTMENTS - 7.72%
	Money Market Fund - 7.72%
273,315	Federated Prime Obligations Fund			273,315
	TOTAL SHORT TERM INVESTMENTS (Cost $273,315)			273,315
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.85%
	Money Market Fund - 15.85%
561,292	Mount Vernon Prime Portfolio			561,292
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $561,292)			561,292
	Total Investments (Cost $5,136,540) - 115.63%			4,093,767
	Other Assets in Excess of Liabilities - (15.63)%			(553,474)
	TOTAL NET ASSETS - 100.00%			$3,540,293

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$5,136,540
	Gross unrealized appreciation	116,872
	Gross unrealized depreciation	-1,159,645
	Net unrealized depreciation	-1,042,773

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description			Investments in Securities
Level 1			$ 4,093,767
Level 2			—
Level 3			—
Total			$ 4,093,767

Genworth Eaton Vance Large Cap Value Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of
Shares				Value
	COMMON STOCKS - 95.10%
	Aerospace & Defense - 4.63%
8,785	General Dynamics Corp.			$365,368
12,228	Lockheed Martin Corp.			844,099
10,602	Raytheon Co.			412,842
24,909	United Technologies Corp.			1,070,589
				2,692,898
	Beverages - 0.78%
8,824	PepsiCo, Inc.			454,260
	Biotechnology - 2.92%
21,990	Amgen, Inc. (a)			1,088,945
11,582	Biogen Idec, Inc. (a)			607,128
				1,696,073
	Capital Markets - 2.95%
6,543	Franklin Resources, Inc.			352,471
6,180	Goldman Sachs Group, Inc.			655,204
11,812	Northern Trust Corp.			706,594
				1,714,269
	Chemicals - 0.83%
8,595	Air Products & Chemicals, Inc.			483,469
	Commercial Banks - 1.42%
57,747	Wells Fargo & Co. (b)			822,317
	Commercial Services & Supplies - 1.19%
26,915	Waste Management, Inc.			689,024
	Communications Equipment - 0.67%
23,347	Cisco Systems, Inc. (a)			391,529
	Computers & Peripherals - 5.00%
46,779	Hewlett-Packard Co.			1,499,735
14,485	International Business Machines Corp.			1,403,451
				2,903,186
	Consumer Finance - 0.53%
25,273	Capital One Financial Corp.			309,342
	Diversified Financial Services - 2.71%
59,126	JPMorgan Chase & Co.			1,571,569
	Diversified Telecommunication Services - 5.04%
58,791	AT&T, Inc.			1,481,533
47,927	Verizon Communications, Inc.			1,447,396
				2,928,929
	Electric Utilities - 4.35%
34,564	Edison International			995,789
24,480	FirstEnergy Corp.			944,928
15,360	PG&E Corp. (b)			587,059
				2,527,776
	Electrical Equipment - 0.78%
15,878	Emerson Electric Co.			453,793
	Energy Equipment & Services - 1.32%
12,212	Diamond Offshore Drilling, Inc. (b)			767,646
	Food & Staples Retailing - 5.81%
50,372	CVS Caremark Corporation			1,384,726
64,156	The Kroger Co.			1,361,390
12,074	Wal-Mart Stores, Inc.			629,056
				3,375,172
	Food Products - 2.44%
41,811	Nestle SA - ADR			1,414,968
	Health Care Equipment & Supplies - 1.98%
68,014	Boston Scientific Corp. (a)			540,711
18,377	Covidien Ltd.			610,852
				1,151,563
	Health Care Providers & Services - 0.96%
22,989	Aetna, Inc.			559,322
	Household Products - 1.27%
6,299	The Clorox Company			324,272
8,918	Kimberly-Clark Corp.			411,209
				735,481
	Independent Power Producers & Energy Traders - 0.64%
21,150	NRG Energy, Inc. (a)			372,240
	Insurance - 7.29%
22,579	ACE Ltd.			912,192
30,427	Chubb Corp.			1,287,671
23,613	MetLife, Inc.			537,668
36,918	The Travelers Companies, Inc.			1,500,347
				4,237,878
	Life Science Tools & Services - 0.72%
11,646	Thermo Fisher Scientific, Inc. (a)(b)			415,413
	Machinery - 0.71%
12,628	Deere & Co.			415,082
	Media - 3.61%
81,576	Comcast Corp. (b)			1,112,696
37,233	Vivendi Universal SA			984,776
				2,097,472
	Metals & Mining - 2.16%
11,186	BHP Billiton Ltd. - ADR (b)			498,896
11,062	Nucor Corp.			422,237
13,236	Peabody Energy Corp.			331,429
				1,252,562
	Multi-Utilities & Unregulated Power - 2.13%
41,993	Public Service Enterprise Group, Inc.			1,237,534
	Oil & Gas - 13.22%
18,304	Anadarko Petroleum Corp. (b)			711,842
5,790	Apache Corp.			371,081
21,772	ChevronTexaco Corp.			1,463,949
6,136	Devon Energy Corp.			274,218
19,107	Exxon Mobil Corp.			1,301,187
7,250	Hess Corp. (b)			392,950
24,409	Occidental Petroleum Corp.			1,358,361
28,726	Total SA - ADR			1,409,298
12,969	XTO Energy, Inc. (b)			397,111
				7,679,997
	Pharmaceuticals - 8.29%
7,490	Abbott Laboratories			357,273
19,210	Bristol-Myers Squibb Co. (a)			421,083
25,362	Johnson & Johnson			1,334,041
24,424	Merck & Co., Inc.			653,342
92,604	Pfizer, Inc.			1,261,267
33,635	Schering-Plough Corporation			792,104
				4,819,110
	Road & Rail - 1.29%
12,487	Burlington Northern Santa Fe Corp.			751,093
	Software - 0.76%
24,030	Microsoft Corp.			441,431
	Specialty Retail - 3.86%
24,725	Best Buy Co., Inc. (b)			938,561
47,586	Staples, Inc. (b)			861,782
17,184	The TJX Companies, Inc.			440,598
				2,240,941
	Textiles, Apparel & Luxury Goods - 1.00%
12,395	NIKE, Inc.			581,202
	Tobacco - 1.84%
30,060	Philip Morris International Inc.			1,069,535
	TOTAL COMMON STOCKS (Cost $57,171,921)			55,254,076
	REAL ESTATE INVESTMENT TRUSTS - 1.36%
	Real Estate Investment Trusts - 1.36%
11,557	AvalonBay Communities, Inc. (b)			543,872
7,057	Boston Properties, Inc.			247,207
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $860,924)			791,079
	SHORT TERM INVESTMENTS - 3.53%
	Money Market Fund - 3.53%
2,053,889	Federated Prime Obligations Fund			2,053,889
	TOTAL SHORT TERM INVESTMENTS (Cost $2,053,889)			2,053,889
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.29%
	Money Market Fund - 8.29%
4,815,028	Mount Vernon Prime Portfolio			4,815,028
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $4,815,028)			4,815,028
	Total Investments (Cost $64,901,762) - 108.28%			62,914,072
	Other Assets in Excess of Liabilities - (8.28)%			(4,810,915)
	TOTAL NET ASSETS - 100.00%			$58,103,157

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$64,901,762
	Gross unrealized appreciation	2,978,820
	Gross unrealized depreciation	-4,966,510
	Net unrealized depreciation	-1,987,690

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description			Investments in Securities
Level 1			$ 62,914,072
Level 2			–
Level 3			–
Total			$ 62,914,072

Genworth Legg Mason Partners Aggressive Growth Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of
Shares				Value
	COMMON STOCKS - 94.14%
	Aerospace & Defense - 4.10%
41,250	L-3 Communications Holdings, Inc.			$2,796,750
	Biotechnology - 23.47%
16,240	Alkermes, Inc. (a)			196,991
89,650	Amgen, Inc. (a)			4,439,468
104,910	Biogen Idec, Inc. (a)			5,499,382
82,500	Genzyme Corp. (a)(b)			4,899,675
14,620	ISIS Pharmaceuticals, Inc. (a)			219,446
26,350	Vertex Pharmaceuticals, Inc. (a)(b)			757,036
				16,011,998
	Capital Markets - 0.37%
22,630	Cohen & Steers, Inc. (b)			252,551
	Commercial Banks - 0.19%
19,384	Bank of America Corp.			132,199
	Communications Equipment - 0.78%
7,270	Arris Group, Inc. (a)			53,580
40,650	Nokia Corp. - ADR			474,385
				527,965
	Computers & Peripherals - 1.89%
60,690	SanDisk Corp. (a)			767,728
86,560	Seagate Technology			520,226
				1,287,954
	Construction & Engineering - 0.12%
2,430	Fluor Corp.			83,956
	Electronic Equipment & Instruments - 1.25%
4,920	Dolby Laboratories, Inc. (a)			167,821
62,200	Tyco Electronics Ltd.			686,688
				854,509
	Energy Equipment & Services - 9.63%
20,650	Core Laboratories N.V. (b)			1,510,754
40,450	National-Oilwell Varco, Inc. (a)			1,161,320
352,300	Weatherford International Ltd. (a)(b)			3,899,961
				6,572,035
	Health Care Equipment & Supplies - 2.98%
61,110	Covidien Ltd.			2,031,296
	Health Care Providers & Services - 6.90%
225,010	UnitedHealth Group, Inc.			4,709,459
	Industrial Conglomerates - 1.63%
56,730	Tyco International Ltd			1,109,639
	Machinery - 1.27%
42,490	Pall Corp.			868,071
	Media - 14.37%
425	Ascent Media Corp. (a)			10,625
158,960	Cablevision Systems Corp. (b)			2,056,942
12,090	CBS Corp.			46,426
238,730	Comcast Corp. - Series C			3,072,455
31,800	Comcast Corp.			433,752
12,890	Discovery Communications Inc. - Series C (a)			188,838
12,890	Discovery Communications Inc. (a)			206,498
11,920	Liberty Global, Inc. - Series C (a)			168,430
11,810	Liberty Global, Inc. (a)			171,954
13,340	Liberty Media Corporation - Capital (a)			93,113
66,440	Liberty Media Corporation - Entertainment (a)			1,325,478
66,560	Liberty Media Corporation - Interactive (a)			193,024
13,250	Viacom, Inc. (a)			230,285
78,590	The Walt Disney Co. (b)			1,427,194
15,340	World Wrestling Entertainment, Inc. (b)			177,024
				9,802,038
	Metals & Mining - 1.02%
11,820	Freeport-McMoRan Copper & Gold, Inc.			450,460
6,390	Nucor Corp.			243,907
				694,367
	Oil & Gas - 9.35%
164,035	Anadarko Petroleum Corp. (b)			6,379,321
	Pharmaceuticals - 6.54%
6,060	Anesiva, Inc. (a)			1,757
130,830	Forest Laboratories, Inc. (a)			2,873,027
3,240	Johnson & Johnson			170,424
11,090	Teva Pharmaceutical Industries Ltd. - ADR (b)			499,605
51,490	Valeant Pharmaceuticals International (a)			916,007
				4,460,820
	Semiconductor & Semiconductor Equipment - 4.55%
82,290	Broadcom Corp. (a)(b)			1,644,154
19,750	Cree, Inc. (a)(b)			464,718
6,060	DSP Group, Inc. (a)			26,179
49,900	Intel Corp. (b)			750,995
11,260	Standard Microsystems Corp. (a)			209,436
2,430	Teradyne, Inc. (a)			10,643
				3,106,125
	Software - 1.67%
15,340	Advent Software, Inc. (a)(b)			510,976
25,830	Autodesk, Inc. (a)			434,202
10,360	Microsoft Corp.			190,313
				1,135,491
	Specialty Retail - 0.06%
27,870	Charming Shoppes (a)(b)			39,018
	Thrifts & Mortgage Finance - 2.00%
68,550	Astoria Financial Corp.			629,975
65,460	New York Community Bancorp, Inc. (b)			731,188
				1,361,163
	TOTAL COMMON STOCKS (Cost $64,089,278)			64,216,725
	INVESTMENT COMPANIES - 0.75%
	Investment Companies - 0.75%
16,900	Powershares QQQ Trust			512,408
	TOTAL INVESTMENT COMPANIES (Cost $490,424)			512,408
	SHORT TERM INVESTMENTS - 5.20%
	Money Market Fund - 5.20%
3,546,725	Federated Prime Obligations Fund			3,546,725
	TOTAL SHORT TERM INVESTMENTS (Cost $3,546,725)			3,546,725
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 21.38%
	Money Market Fund - 21.38%
14,587,933	Mount Vernon Prime Portfolio			14,587,933
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $14,587,933)			14,587,933
	Total Investments (Cost $82,714,360) - 121.47%			82,863,791
	Liabilities in Excess of Other Assets - (21.47)%			-14,646,086
	TOTAL NET ASSETS - 100.00%			$68,217,705

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$82,714,360
	Gross unrealized appreciation	6,105,065
	Gross unrealized depreciation	-5,955,634
	Net unrealized depreciation	149,431

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description			Investments in Securities
Level 1			$ 82,863,791
Level 2			—
Level 3			—
Total			$ 82,863,791

Schedule of Investments
March 31, 2009
Genworth PIMCO StocksPlus Fund (Unaudited)

Number of
Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 1.27%
	Diversified Financial Services - 1.27%
1,000	Bank of America Corporation	$407,750
29,200	Citigroup, Inc.	797,525
		1,205,275

	Total Convertible Preferred Stocks (Cost $889,010)	1,205,275
Principal
Amount
	ASSET BACKED SECURITIES - 4.80%
527,867	Daimler Chrysler Auto Trust
	Series FLT, 1.245%, 10/08/2010	525,289
	Federal Home Administration
996,415	7.430%, 03/01/2021	1,063,068
1,341,463	7.430%, 02/01/2024	1,438,426
843,743	Ford Credit Auto Owner Trust
	Series 2008-C, 1.244%, 01/15/2011	835,975
697,952	SLM Student Loan Trust
	Series 2008-9, 2.592%, 04/25/2023	685,948
	Total Asset Backed Securities (Cost $4,250,966)	4,548,706

	CORPORATE BONDS - 28.12%
	Capital Markets - 2.18%
900,000	Goldman Sachs Group, Inc.
	6.250%, 09/01/2017	835,336
800,000	Merrill Lynch & Co.
	3.188%, 05/12/2010	753,502
500,000	Morgan Stanley
	6.000%, 04/28/2015	472,645
		2,061,483
	Commercial Banks - 1.32%
600,000	Wells Fargo Capital
	7.700%, 12/29/2049	285,989
100,000	Barclays Bank Plc
	7.700%, 04/25/2049 (b)	44,000
900,000	ING Bank N.V.
	2.625%, 02/09/2012 (b)	919,309
		1,249,298
	Diversified Financial Services - 9.57%
	CIT Group, Inc.
300,000	4.750%, 12/15/2010	242,021
400,000	5.600%, 04/27/2011	292,099
	Citigroup, Inc.
300,000	5.500%, 02/15/2017	188,725
1,100,000	6.125%, 11/21/2017	955,236
1,000,000	FBG Finance Ltd.
	5.125%, 06/15/2015 (b)	852,244
2,800,000	General Electric Capital Corp.
	2.214%, 12/09/2011	2,852,674
8,200,000	Glencore Funding LLC
	6.000%, 04/15/2014 (b)	3,684,375
		9,067,374
	Electric Utilities - 2.91%
2,700,000	Progress Energy, Inc.
	7.050%, 03/15/2019	2,755,715
	Financial Services - 0.34%
700,000	SLM Corp
	1.392%, 01/27/2014	321,266
	Insurance - 0.66%
2,000,000	American International Group, Inc.
	8.175%, 05/15/2058 (b)	170,450
800,000	Hartford Financial Services Group, Inc.
	6.000%, 01/15/2019	453,648
		624,098
	Oil & Gas - 0.09%
100,000	Transneft
	5.670%, 03/05/2014	81,500
	Specialty Retail - 3.12%
3,000,000	AutoZone, Inc.
	7.125%, 08/01/2018	2,951,598
	Tobacco - 7.94%
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,090,226
6,000,000	9.250%, 08/06/2019	6,425,952
		7,516,178

	Total Corporate Bonds (Cost $26,607,439)	26,628,510

	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY - 8.98%
1,507,137	American Home Mortgage Investment Trust
	Series 2004-4, 4.440%, 02/25/2045	857,409
	Bank of America Mortgage Securities
932,655	Series 2004-A, 5.458%, 02/25/2034	734,431
1,118,997	Series 2005-E, 5.350%, 06/25/2035	695,999
1,795,579	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-10, 4.750%, 10/25/2035	1,693,515
	Countrywide Alternative Loan Trust
939,937	Series 2006-OC9, 0.513%, 12/25/2036	854,251
406,493	Series 2007-7T2, 6.000%, 04/25/2037	235,799
1,773,855	Countrywide Home Loans
	Series 2005-HYB9, 5.250%, 02/20/2036	877,534
2,233,327	First Horizon Alternative Mortgage Securities
	Series FLT, 5.009%, 08/25/2034	1,429,611
315,332	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR, 5.387%, 06/25/2036	230,697
1,388,518	Nomura Asset Acceptance Corp.
	Series 2005-AR5, 5.050%, 10/25/2035	727,125
470,565	Structured Asset Mortgage Corp.
	Series 2006-AR3, 0.648%, 04/25/2036	168,286
	Total Mortgage Backed Securities - Non-U.S. Government Agency (Cost $8,071,198)	8,504,657

	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY - 31.18%
659,566	Federal Home Loan Mortgage Corp.
	Series T-059, 6.500%, 10/25/2043	690,973
	Federal National Mortgage Association
12,000,000	Pool #TBA, 5.000%, 04/01/2036 (d)	12,384,372
424,916	Pool #822101, 4.997%, 05/01/2035	436,578
462,503	Pool #834558, 5.055%, 09/01/2035	475,095
74,786	Pool #844000, 4.680%, 11/01/2035	76,372
394,323	Pool #866888, 5.272%, 01/01/2036	405,507
13,714,089	Pool #908537, 5.500%, 01/01/2037	14,253,010
796,959	Series 2007-73, 0.498%, 07/25/2037	815,934
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $28,395,616)	29,537,841

	MUNICIPAL BONDS - 0.33%
219,100	South Carolina Student Loan Corp., Student Loan Backed Notes,
	1.761%, 09/02/2014	217,525
100,000	University of California, Revenue Bond, MBIA & FGIC Insured,
	5.000%, 05/15/2037	94,935
	Total Municipal Bonds (Cost $295,485)	312,460
Contracts
	PURCHASED OPTIONS - 1.44%
	Options on Currency Contracts - 0.22%
	Call Options
1,400,000	U.S. Dollar - Japanese Yen
	Expiration: March, 2010, Exercise Price: $105.00 (c)	32,652
5,400,000	U.S. Dollar - Japanese Yen
	Expiration: March, 2010, Exercise Price: $105.00 (c)	125,944
2,900,000	U.S. Dollar - Japanese Yen
	Expiration: June, 2010, Exercise Price: $107.50 (c)	48,407
		207,003
	Options on Futures Contracts - 0.01%
	Put Options
66	S&P 500 Index Futures
	Expiration: June, 2009, Exercise Price: $225.000	825
354	S&P 500 Index Futures
	Expiration: June, 2009, Exercise Price: $250.000	8,850
		9,675
	Options on Securities - 0.00%
	Put Options
10,200,000	Federal National Mortgage Association
	Pool #TBA, 5.000%, 06/01/2039 (c) (d)
	Expiration: June, 2009, Strike Price: $83.094	0
Notional
Amount
	Interest Rate Swaptions - 1.21%
	Call Options
12,500,000	2-Year Interest Rate Swap, 6-Month EUR-EURIBOR, Pay Floating Rate,
	Expiration: April 23, 2010, Exercise Rate: 4.000% (c)	498,227
13,800,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: December 18, 2009, Exercise Rate: 4.200% (c)	648,600
		1,146,827

	Total Purchased Options (Cost $569,064)	1,363,505
Principal
Amount
	U.S. GOVERNMENT AGENCY ISSUES - 0.11%
97,937	Small Business Administration Participant
	5.600%, 09/01/2028	107,189
	Total U.S. Government Agency Issues (Cost $97,937)	107,189

	U.S. TREASURY OBLIGATIONS - 7.64%
	U.S. Treasury Bond - 7.07%
2,800,000	8.750%, 05/15/2017 (a)	4,039,876
900,000	8.125%, 08/15/2019	1,305,282
559,835	2.375%, 01/15/2025 (f)	583,628
100,000	6.125%, 11/15/2027	134,469
500,000	5.375%, 02/15/2031	630,547
		6,693,802
	U.S. Treasury Note - 0.57%
400,000	7.500%, 11/15/2016 (a)	537,156
	Total U.S. Treasury Obligations (Cost $6,960,510)	7,230,958

	SHORT TERM INVESTMENTS - 18.97%
	Repurchase Agreements - 15.63%
14,800,000	U.S. Treasury Repurchase Agreement
	0.150%, 04/01/2009 (e)	14,800,000
	U.S. Government Agency Issue - 1.79%
1,700,000	Federal Home Loan Bank Discount Note
	Effective yield, 0.188%, 04/08/2009	1,699,930
	U.S. Treasury Bills - 1.55%
120,000	Effective yield, 0.005%, 04/02/2009 (e)	119,999
710,000	Effective yield, 0.044%, 04/16/2009 (e)	709,997
145,000	Effective yield, 0.079%, 04/29/2009 (e)	144,978
120,000	Effective yield, 0.082%, 04/30/2009 (e)	119,991
370,000	Effective yield, 0.101%, 05/07/2009 (e)	369,948
		1,464,913

	Total Short Term Investments (Cost $17,964,843)	17,964,843
Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.54%
6,193,625	Mount Vernon Prime Portfolio	6,193,625

	Total Investments Purchased as Securities Lending Collateral (Cost $6,193,625)	6,193,625

	Total Investments (Cost $100,295,693) - 109.37%	103,597,569
	Liabilities in Excess of Other Assets - (9.37)%	(8,871,405)
	TOTAL NET ASSETS - 100.00%	$94,726,164

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The value of these securities total $5,670,378, which represents 5.99% of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to
	the Fund's liquidity guidelines. The value of these securities total $1,353,830, which represents 1.43% of total net assets.
(d)	Security purchased on a when-issued basis. On March 31, 2009, the otal value of the investments purchased on a when-issued basis was
	$12,384,372, or 13.07%.
(e)	Assigned as collateral for certain future and swap contracts.
(f)	Represents a U.S. Treasury Inflation Protected Security.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$100,295,693
	Gross unrealized appreciation	4,279,216
	Gross unrealized depreciation	(977,340)
	Net unrealized depreciation	$3,301,876

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Genworth PIMCO StocksPLUS Fund
Schedule of Forward Sale Commitments
March 31, 2009 (Unaudited)

				Principal		Settlement	Proceeds
Description				Amount		Date	Received	Value
Federal National Mortgage Association, 5.50%, 04/13/2039				$ (15,000,000)		4/13/2009	$ 15,378,750	$ (15,569,535)

Genworth PIMCO StocksPLUS Fund
Schedule of Options Written
March 31, 2009 (Unaudited)

Notional
Amount							Value
	OPTIONS ON CURRENCY CONTRACTS
	Put Options
$ 700,000	U.S. Dollar - Japanese Yen
	Expiration: March, 2010, Exercise Price: $80.00 *						$ 9,813
1,100,000	U.S. Dollar - Japanese Yen
	Expiration: March, 2010, Exercise Price: $80.00 *						15,420
							25,233
	INTEREST RATE SWAPTIONS
	Call Options
3,700,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009, Exercise Rate: 1.800%						229
3,100,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009, Exercise Rate: 1.800%						192
5,400,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009, Exercise Rate: 1.800%						335
4,600,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: December 18, 2009, Exercise Rate: 4.750%						565,800
							566,556
	Put Options
9,400,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: August 3, 2009, Exercise Rate: 4.300%						1,147
4,700,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: November 13, 2009, Exercise Rate: 5.000%						949
3,700,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009, Exercise Rate: 3.500%						226
5,700,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009, Exercise Rate: 3.500%						348
3,800,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: May 6, 2009, Exercise Rate: 3.500%						737
600,000	7-Year Interest Rate Swap, 6-Month EUR-EURIBOR, Pay Floating Rate,
	Expiration: June 15, 2009, Exercise Rate: 4.000%						246
400,000	7-Year Interest Rate Swap, 6-Month EUR-EURIBOR, Pay Floating Rate,
	Expiration: June 15, 2009, Exercise Rate: 4.000%						164
							3,817

	Total Options Written (Premiums received $460,709)						$ 595,606

Genworth PIMCO StocksPLUS Fund
Schedule of Open Forward Currency Contracts
March 31, 2009 (Unaudited)

		Amount of			Amount of
Forward		Currency			Currency		Unrealized
Expiration	Currency to	to be		Currency to	to be		Appreciation
Date	be Received	Received		be Delivered	Delivered		(Depreciation)
6/2/2009	U.S. Dollars	10,000		Brazilian Real	26,250		$ (1,149)
4/14/2009	U.S. Dollars	725,921		European Monetary Unit	566,000		(25,992)
4/14/2009	European Monetary Unit	290,000		U.S. Dollars	371,823		13,433
5/7/2009	Japanese Yen	135,799,730		U.S. Dollars	1,373,217		(320)
							$ (14,028)

Genworth PIMCO StocksPLUS Fund
Schedule of Open Futures Contracts
March 31, 2009 (Unaudited)

			Number of
			Contracts				Unrealized
			Purchased /	Notional	Settlement		Appreciation
Description			(Sold)	Value	Month		(Depreciation)
Euro EURIBOR Futures			54	2,890	Jun-09		$ 697
S&P 500 Index Futures			325	57,440,927	Jun-09		7,135,000
S&P 500 Index Mini Futures			724	25,895,302	Jun-09		2,874,083
							$ 10,009,780

Genworth PIMCO StocksPLUS Fund
Schedule of Interest Rate Swaps
March 31, 2009 (Unaudited)

						Upfront
						Premiums	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Paid /	Appreciation
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	(Received)	(Depreciation)
Pay	3-Month-CAD-LIBOR	5.000%	12/19/2028	Royal Bank of Scotland	1,800,000	(8,326)	$ (16,652)
Pay	3-Month-CAD-LIBOR	5.750%	12/19/2028	Royal Bank of Scotland	1,500,000	22,494	11,430
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Morgan Stanley	400,000	(108,034)	2,706
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Royal Bank of Scotland	2,300,000	(587,565)	(18,071)
Receive	3-Month-USD-LIBOR	4.000%	6/17/2024	Royal Bank of Scotland	7,100,000	(500,220)	(182,303)
Receive	3-Month-USD-LIBOR	4.000%	6/17/2024	Morgan Stanley	3,900,000	(493,678)	118,771
Pay	6-Month-GBP-LIBOR	3.500%	12/17/2013	Barclays Bank	2,900,000	2,057	92,030
Receive	30-Day USD-CMM Rate	4.000%	4/27/2009	Royal Bank of Scotland	1,000,000	(39,876)	25,575
							$ 33,486

Genworth PIMCO StocksPLUS Fund
Schedule of Credit Default Swaps
March 31, 2009 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Buy Protection(1)

		Implied
		Credit					Upfront
		Spread at					Premiums	Unrealized
		March 31,	Fixed	Maturity		Notional	Paid /	Appreciation
Reference Obligation		2009(3)	(Pay) Rate	Date	Counterparty	Amount(4)	(Received)	(Depreciation)
Altria Group, Inc., 9.700%, 11/10/2018		1.13%	(1.520%)	12/20/2018	Goldman Sachs	1,000,000	0	$ (31,820)
Altria Group, Inc., 9.250%, 08/06/2019		1.13%	(1.420%)	3/20/2019	Goldman Sachs	3,000,000	0	(70,680)
Altria Group, Inc., 7.000%, 11/04/2013		1.13%	(1.450%)	3/20/2019	Royal Bank of Scotland	3,000,000	0	(78,810)
American International Group, Inc., 6.250%, 05/01/2036 *		16.54%	(4.300%)	3/20/2019	Goldman Sachs	200,000	0	81,484
Autozone, Inc., 7.125%, 08/01/2018		1.02%	(1.320%)	9/20/2018	Deutsche Bank	3,000,000	0	(70,980)
Fosters Financial Corp., 4.875%, 10/01/2014		1.50%	(1.600%)	6/20/2015	Barclays Bank	1,000,000	0	(5,560)
Glencore Funding LLC, 6.000%, 04/15/2014 *		13.32%	(5.000%)	6/20/2014	Barclays Bank	5,700,000	1,539,000	(168,435)
Hartford Financial Services Group, 6.000%, 01/15/2019 *		9.58%	(5.000%)	3/20/2019	Deutsche Bank	500,000	35,000	66,130
JP Morgan Chase & Co., 6.750%, 02/01/2011		3.05%	(2.670%)	3/20/2014	Deutsche Bank	400,000	0	5,016
Progress Energy, Inc., 7.050%, 03/15/2019 *		0.72%	(0.660%)	3/20/2019	Bank of America	2,700,000	0	13,662
Wells Fargo & Co., 5.000%, 11/15/2014		5.20%	(2.400%)	3/20/2014	Deutsche Bank	100,000	0	11,458
								$ (248,535)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Sell Protection(2)

		Implied
		Credit					Upfront
		Spread at	Fixed				Premiums	Unrealized
		March 31,	Receive	Maturity		Notional	Paid /	Appreciation
Reference Obligation		2009(3)	Rate	Date	Counterparty	Amount(4)	(Received)	(Depreciation)
American International Group, Inc., 6.250%, 05/01/2036		21.48%	5.000%	12/20/2013	Deutsche Bank	200,000	(41,000)	$ (33,494)
Gazprom, 7.800%, 09/27/2010		7.09%	9.450%	2/20/2014	Barclays Bank	400,000	0	35,096
Gazprom, 7.800%, 09/27/2010		7.09%	9.620%	2/20/2014	Barclays Bank	100,000	(2)	9,406
Gazprom, 8.625%, 04/28/2034		7.09%	9.750%	2/20/2014	Morgan Stanley	300,000	0	29,658
General Electric Capital Corp., 5.625%, 09/15/2017		7.75%	5.000%	3/20/2013	Barclays Bank	300,000	0	(24,444)
General Electric Capital Corp., 5.625%, 09/15/2017		7.63%	4.300%	6/20/2013	Deutsche Bank	300,000	0	(31,029)
General Electric Capital Corp., 5.625%, 09/15/2017		7.36%	4.270%	3/20/2014	Deutsche Bank	100,000	0	(10,806)
SLM Corp., 5.125%, 08/27/2012		24.94%	5.000%	3/20/2014	Deutsche Bank	100,000	(10,750)	(26,471)
								$ (52,084)

Credit Default Swaps on Credit Indices -- Buy Protection(1)

		Implied
		Credit					Upfront
		Spread at					Premiums	Unrealized
		March 31,	Fixed	Maturity		Notional	Paid /	Appreciation
Index/Tranches		2009(3)	(Pay) Rate	Date	Counterparty	Amount(4)	(Received)	(Depreciation)
CDX.IG-9 10-Year Index		2.08%	(0.800%)	12/20/2017	Deutsche Bank	2,147,200	149,365	$ 40,662
CDX.IG-11 10-Year Index *		1.93%	(1.400%)	12/20/2018	Deutsche Bank	1,000,000	38,097	1,973
								$ 42,635

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will
	either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation
	or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the
	notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will
	either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation
	or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the
	notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on
	corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/
	performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced
	entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
	Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other
	credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has
	occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection
	if a credit event occurs as defined under the terms of that particular swap agreement.

*	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to
	the Fund's liquidity guidelines.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description				Investments in Securities	Forward Sale Commitments	Other Financial Instruments*
Level 1				$ 7,612,603	$ —	$ 9,819,465
Level 2				92,667,538	(15,569,535)	(669,392)
Level 3				3,317,428	—	25,575
Total				$ 103,597,569	$ (15,569,535)	$ 9,175,648
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, forward contracts, futures contracts, interest rate swaps and credit default swaps. All derivatives, except for written options are reflected at the unrealized appreciation (depreciation) on the instrument. Written options are reflected at value.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Investments in Securities	Other Financial Instruments
Balance as of January 1, 2009				$ 3,543,674	$ 25,695
Accrued discounts/(amortization of premiums), net				506	—
Realized gain				13,113	—
Change in unrealized (depreciation)				(206,605)	(120)
Net (sales)				(33,260)	—
Transfers in and/or (out) of Level 3				—	—
Balance as of March 31, 2009				$ 3,317,428	$ 25,575
Change in unrealized appreciation (depreciation) during the year
for Level 3 investments held at March 31, 2009.				$ (206,605)	$ 25,575

FAS 161 - Values of Derivative Instruments as of March 31, 2009

		Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133		Balance Sheet Location	Value	Balance Sheet Location	Value

Credit default swap contracts		Unrealized appreciation on swap contracts	$294,545	Unrealized depreciation on swap contracts	$552,529
Interest rate swap contracts		Unrealized appreciation on swap contracts	250,512	Unrealized depreciation on swap contracts	217,026
Forward currency contracts		Unrealized appreciation on forward currency contracts	13,433	Unrealized depreciation on forward currency contracts	27,461
Fututres contracts*		Unrealized appreciation on futures contracts	10,009,780	Unrealized depreciation on futures contracts	0
Written option contracts		Unrealized appreciation on written options	0	Options written at value, unrealized depreciation on written options	595,606
Total			$10,568,270		$1,392,622

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.
Only current day's variation margin is reported within the statement of assets & liabilities.

The Fund's sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge the Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective.

Genworth Putnam International Capital Opportunities Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of
Shares						Value
	COMMON STOCKS - 96.43%
	Australia - 3.52%
44,847	Aquarius Platinum					$130,990
319,037	Australand Property Group					61,075
50,591	BlueScope Steel Ltd. (c)					90,755
14,124	Caltex Australia Ltd.					87,752
13,841	Crane Group Ltd.					80,123
18,178	Flight Centre, Ltd.					67,316
14,336	Nufarm, Ltd.					113,129
87,083	Pacific Brands Ltd.					14,873
6,392	Sims Group Ltd.					75,922
10,203	Sonic Healthcare Ltd.					78,593
55,240	Wotif.com Holdings					145,438
						945,966
	Austria - 0.80%
4,522	Andritz AG					138,886
5,221	EVN AG					75,178
						214,064
	Belgium - 1.83%
1,787	Bekaert SA					120,688
8,828	Euronav NV					130,100
401	Gimv NV					17,360
1,887	Mobistar SA					119,149
3,501	UCB SA					103,139
						490,436
	Bermuda - 0.91%
6,504	Aspen Insurance Holdings Ltd.					146,080
4,303	Axis Capital Holdings, Ltd.					96,989
						243,069
	Canada - 5.13%
2,900	ATCO, Ltd.					82,805
17,077	Biovail Corp. (a)					185,696
21,091	Canaccord Capital, Inc. (a)					90,333
2,491	Canadian Western Bank Edmonton (a)					20,548
5,600	Dorel Industries Inc. (a)					85,146
15,425	Ensign Energy Services Inc.					133,598
15,755	Forzani Group Ltd. (a)					124,960
3,066	Home Capital Group, Inc.					60,770
7,805	Inmet Mining Corp.					193,268
2,324	Leons Furniture Ltd. (a)					17,530
17,546	Methanex Corp. (a)					137,078
13,000	Pason Systems, Inc. (a)					98,160
1,277	Sino-Forest Corp. (a)					8,903
18,100	Teck Cominco, Ltd.					101,210
251	Yamana Gold, Inc. (a)					2,343
2,694	Zargon Energy (a)					33,931
						1,376,279
	Cayman Islands - 0.27%
4,900	Herbalife Ltd.					73,402
	Denmark - 2.20%
6,571	D/S Norden					184,115
9,167	Dampskibsselskabet Torm A/S					70,141
5,264	East Asiatic Co., Ltd. A/S					148,975
4,900	H.Lundbeck A/S					83,601
8,128	Sydbank A/S (a)					103,678
						590,510
	Finland - 1.24%
10,173	Konecranes Oyj					169,937
4,533	Poyry Oyj					58,764
6,563	Rautaruukki Oyj					105,013
						333,714
	France - 7.76%
11,229	Air France-KLM					99,843
16,473	Beneteau SA					133,995
4,753	Cap Gemini SA					152,757
772	Ciments Francais					56,427
1,369	CNP Assurances					86,338
3,035	Dassault Systemes SA					117,856
38,357	Havas					98,809
3,608	IMS International Metal Service					49,623
4,426	Legrand SA					76,896
1,002	Neopost SA					77,706
1,913	Nexans					72,540
5,539	Publicis Groupe					141,993
12,453	Rexel Distribution					72,320
3,410	SEB SA					92,318
2,234	Sperian Protection					68,031
8,522	Teleperformance					234,423
6,347	Thales SA					240,342
2,281	Vallourec SA					211,475
						2,083,692
	Germany - 3.74%
4,533	Carl Zeiss Meditec					61,894
11,582	Deutsche Lufthansa AG					125,476
7,622	ElringKlinger AG					75,729
2,386	Fielmann AG					146,517
4,257	freenet AG (a)					26,427
1,964	Fuchs Petrolub AG					78,833
20,946	Gildemeister AG					161,901
1,165	KWS SAAT AG					148,376
3,583	Norddeutsche Affinerie AG					90,667
1,932	Wincor Nixdorf AG					87,297
						1,003,117
	Greece - 0.81%
177	Attica Holdings S.A.					635
5,211	Public Power Corp. SA					94,569
5,765	Titan Cement Co. SA					122,946
						218,150
	Guernsey - 0.51%
7,374	Amdocs Ltd. (a)					136,567
	Hong Kong - 3.66%
19,700	ASM Pacific Technology, Ltd.					69,012
236,880	Chaoda Modern Agriculture, Ltd.					141,179
28,800	Dah Sing Financial Holdings Ltd.					56,132
336,000	Guangdong Investment, Ltd.					135,460
130,000	Hopson Development					86,298
20,000	Industrial & Commercial Bank of China, Ltd.					21,269
40,000	Kingboard Chemical					82,240
110,000	Lenovo Group Ltd					25,283
32,000	Television Broadcasts Ltd.					102,354
35,000	Vtech Holdings, Ltd.					135,211
27,000	Wheelock & Co., Ltd.					45,410
17,000	Wing Hang Bank Ltd.					81,484
						981,332
	Ireland (Republic of) - 2.26%
9,443	DCC plc					142,822
58,165	Dragon Oil plc (a)					161,082
1,914	FBD Holdings plc					15,216
39,277	Kingspan Group					143,044
8,998	Paddy Power					145,084
						607,248
	Italy - 2.39%
4,982	Buzzi Unicem SpA					55,898
13,597	Credito Emiliano SpA					55,916
9,878	Danieli & Co. SpA					85,403
5,447	Fondiaria-SAI SpA					63,665
24,276	Indesit Company SpA					59,464
45,650	Milano Assicurazioni SpA					104,978
39,607	Recordati SpA					215,613
						640,937
	Japan - 25.22%
17,500	ADEKA Corp.					108,862
4,500	Advantest Corp.					67,951
2,700	Aeon Fantasy Co.					18,635
20,400	Aica Kogyo Co.					178,732
5,000	Askul Corp.					75,588
12	Axell Corp.					40,640
1,600	BML, Inc.					29,805
20,400	Brother Industries, Ltd.					151,226
3,300	Canon Electronics					39,753
4,500	Capcom Co., Ltd.					81,061
3,300	Century Leasing System, Inc.					19,736
9,700	Chiyoda Integre Co., Ltd.					104,306
35,500	Daifuku Co., LTD.					192,850
2,600	Disco Corporation					64,905
12,400	F.C.C. Co., Ltd.					128,846
4,400	Fuyo General Lease					55,494
2,280	Hakuhodo DY Holdings, Inc.					98,072
1,300	Hirose Electric Co. Ltd.					125,753
5,600	Hitachi Chemical					67,737
7,000	Hitachi Kokusai Elec					36,616
700	Hitachi Systems & Services, Ltd.					6,307
4,300	Hokuto Corp.					75,000
2,400	Ibiden Co., Ltd.					58,706
1,900	Itochu Techno-Solutions Corp					39,652
16,000	Japan Aviation Electronics Industry, Ltd.					79,259
9,000	Kaneka Corp.					44,498
20,000	Kansai Paint Co., Ltd.					111,995
60,000	Kansai Urban Banki					95,908
12,800	Keihin Corp.					138,839
9,000	Kintetsu World Express Inc.					167,446
3,800	Kobayashi Pharmace					125,526
15,100	Komori Corp.					124,169
8,800	Koyo Seiko Co.					62,194
16,200	Leopalace 21 Corp.					96,861
25,000	Makino Milling					67,640
5,500	Meitec Corporation					68,335
5,600	Musashi Seimitsu					57,478
3,000	Musashino Bank					93,166
9,300	Nifco, Inc.					101,546
7,800	Nihon Kohden Corp.					96,631
7,000	Nihon Parkerizing					60,963
11,000	Nippon Electric Glass					78,018
7,000	Nippon Shinyaku Co.					62,006
14,600	Nissin Kogyo Co., Ltd.					126,873
3,500	Nitto Denko Corp.					71,622
110	NTT Urban Devleopment Corp.					89,026
230	OBIC Co., Ltd.					28,982
7	Okinawa Cellular					12,039
25,000	Okuma Corporation					94,470
2,600	Ono Pharmaceutical Co., Ltd.					114,111
20,000	Onward Holdings Ltd.					132,393
57	Raysum Co., Ltd.					7,982
5,100	Ricoh Leasing					85,425
3,600	Sankyo Co., Ltd.					157,332
6,200	Seikagaku Corp.					61,319
8,200	Shima Seiki Manufacturing Ltd.					162,779
4,000	Shimano, Inc.					121,778
23,600	Shin-Etsu Polymer Co., Ltd.					101,921
10,200	Shinko Electric Industries Co., Ltd.					98,259
15,800	Stanley Electric Co., Ltd.					177,658
16,000	Suruga Bank					133,484
4,300	Taiyo Ink Mfg. Co.					67,193
12,700	Tamron Co., Ltd.					132,867
13,000	Tanabe Seiyaku Co., Ltd.					129,419
15,600	Tokai Rika Co., Ltd.					157,103
22,000	Tokai Tokyo Securities Co., Ltd.					39,775
37,000	Tokyu Land Corp.					103,177
4,700	Toppan Forms					53,434
19,000	Toshiba Machine Co.					56,473
7,500	Toyoda Gosei Co Ltd					114,833
10,500	Toyota Boshoku Corp.					109,450
4,000	Trend Micro, Inc.					114,267
6,500	Yamaha Motor Co., Ltd.					58,317
7,100	Yamaha Corp.					69,842
6,700	Yamato Kogyo Co., Ltd.					144,664
16,000	Zeon Corporation					43,466
						6,770,444
	Jersey - 0.40%
35,665	Meinl European Lnd (a)					107,574
	Mexico - 0.48%
89,500	Cemex SA de CV					56,360
54,200	Grupo Financiero Banorte S.A.B. de C.V.					72,050
						128,410
	Netherlands - 2.03%
13,011	Arcadis NV					156,873
4,395	Hunter Douglas N.V.					102,577
24,377	James Hardie Industries N.V.					71,328
5,245	Koninklijke Boskalis Westminster NV					105,375
12,045	SNS REAAL NV					42,490
20,009	Wavin NV					65,675
						544,318
	Norway - 1.70%
21,332	Sparebank 1 Sr Grunnfonds (a)					74,596
10,873	Tandberg ASA					159,819
20,589	TGS Nopec Geophysical Co. ASA (a)					160,042
13,624	Veidekke (a)					60,694
						455,151
	Portugal - 0.30%
39,919	Banco BPI SA					79,788
	Singapore - 1.48%
114,000	Keppel Land Ltd.					108,833
95,000	MobileOne Ltd.					93,222
134,000	Neptune Orient Lines Ltd.					104,155
55,000	Singapore Press Holdings Ltd.					91,519
						397,729
	South Africa - 0.08%
5,388	Investec plc					22,195
	South Korea - 4.15%
706	Cheil Communications Inc.					84,518
15,460	Daegu Bank					82,406
1,652	GS Home Shopping Inc.					61,236
19,060	Halla Climate Control Corp.					107,514
1,605	Honam Petrochemical Corp.					69,641
1,923	Hyundai Mipo Dockyard Co., Ltd.					181,968
1,667	LG Chemical Ltd.					104,356
126	Lotte Confectionery					94,373
52,000	Orient Overseas, Ltd.					129,331
14,520	Pusan Bank					62,595
1,749	SK Corp.					137,186
						1,115,124
	Spain - 1.31%
17,627	Gestevision Telecinco SA					122,155
6,714	Indra Sistemas SA					129,459
3,143	Tecnicas Reunidas SA					99,948
						351,562
	Sweden - 3.21%
2,996	AF AB					38,975
8,192	Hoganas AB					74,073
13,681	JM AB					76,277
31,280	KappAhl Holding AB					111,945
4,716	Oriflame Cosmetics SA					147,242
55,668	Peab AB					173,728
27,761	SKF AB					240,300
						862,540
	Switzerland - 6.53%
8,125	Addax Petroleum Corp. (a)					175,930
3,601	Baloise-Holding					230,149
885	Banque Cantonale Vaudoise					293,420
1,721	Bucher Industries AG					122,264
438	Forbo Holding AG					64,577
1,515	Georg Fischer AG					177,436
706	Helvetia Holding AG					150,344
13,056	Logitech International SA (a)					135,104
2,107	Partners Group Holding					126,520
2,783	Schindler Holding AG					127,099
138	Sika AG					102,398
1,831	Tecan Group Ltd.					48,922
						1,754,163
	United Kingdom - 12.51%
24,755	Amlin plc					122,008
19,609	Antofagasta plc					141,905
34,581	Ashmore Group					75,558
9,908	Atkins WS plc					70,204
9,606	Aveva Group plc					77,532
18,371	The Berkeley Group Holdings plc (a)					233,586
25,705	BlueBay Asset Management plc					45,846
53,736	Bodycote Plc					95,613
14,764	Brit Insurance Holdings Plc					38,174
20,679	Close Brothers Group plc					159,148
10,224	Dana Petroleum plc (a)					163,235
32,574	Davis Service Group plc					122,200
2,367	Greggs					116,820
32,938	Halfords Group					137,929
27,777	Hargreaves Lansdow					81,830
35,433	Hiscox Ltd.					156,777
12,013	Holidaybreak					34,462
40,348	JKX Oil & Gas plc					127,394
34,035	John Wood Group plc					109,355
28,746	Kazakhmys Plc					153,294
3,716	Lonmin plc					75,967
29,571	Man Group Plc					92,669
8,606	Next plc					163,309
69,450	RAB Capital plc					12,671
8,216	Rathbone Brothers					91,028
10,375	Renishaw plc					36,936
10,639	Schroders plc					120,604
11,015	Shire Plc					134,891
10,684	Spectris plc					61,615
13,300	Tanjong Plc					50,378
74,529	Tomkins Plc					129,313
12,884	Vedanta Resources plc					124,909
						3,357,160
	TOTAL COMMON STOCKS (Cost $26,292,995)					25,884,641
	INVESTMENT COMPANIES - 1.30%
	United States - 1.30%
43,175	iShares MSCI Taiwan Index Fund (b)					348,422
	TOTAL INVESTMENT COMPANIES (Cost $302,136)					348,422
	PREFERRED STOCKS - 0.05%
	Germany - 0.05%
335	Fuchs Petrolub AG					12,157
	TOTAL PREFERRED STOCKS (Cost $12,963)					12,157
	REAL ESTATE INVESTMENT TRUSTS - 0.86%
	Australia - 0.39%
84,776	Abacus Property Group (a)					16,217
85,418	Commonwealth Property Office Fund					53,739
76,012	ING Office Funds (a)					22,498
99,511	Macquarie Office Trust					11,821
						104,275
	Netherlands - 0.16%
1,073	VastNed Retail NV					43,293
	Singapore - 0.20%
176,000	Macquarie Prime REIT					52,603
	United Kingdom - 0.11%
8,864	Great Portland Estates PLC					30,944
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $344,078)					231,115
	WARRANTS - 0.41%
	United Kingdom - 0.41%
	Sesa Goa Limited
56,558	Expiration: March, 2010 (c)					111,031
	TOTAL WARRANTS (Cost $84,645)					111,031
Principal
Amount
	SHORT TERM INVESTMENTS - 0.46%
	U.S. Treasury Bills - 0.46%
	U.S. Treasury Bill
$125,000	Effective yield, 0.349%, 11/19/2009					124,605
	TOTAL SHORT TERM INVESTMENTS (Cost $124,497)					124,605
Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.44%
	Money Market Fund - 1.44%
384,687	Mount Vernon Prime Portfolio					384,687
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $384,687)					384,687
	Total Investments (Cost $27,546,001) - 100.95%					27,096,658
	Liabilities in Excess of Other Assets - (0.95)%					(254,307)
	TOTAL NET ASSETS - 100.00%					$26,842,351

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities
	are treated as liquid securities according to the Fund's guidelines. The market value of these securities
	total $201,786, which represents 0.75% of total net assets.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments		$27,546,001
	Gross unrealized appreciation		2,297,059
	Gross unrealized depreciation		-2,746,402
	Net unrealized depreciation		-449,343

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Genworth Putnam International Capital Opportunities Fund
Schedule of Open Forward Currency Contracts
March 31, 2009 (Unaudited)

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to be	Appreciation
Expiration Date	be Received	Received	be Delivered	Delivered	(Depreciation)
4/15/2009	U.S. Dollars	533,563	Australian Dollar	833,500	$ (45,308)
4/15/2009	U.S. Dollars	1,142,806	British Pound	814,400	(25,768)
4/15/2009	U.S. Dollars	533,135	Canadian Dollar	686,600	(11,458)
4/15/2009	U.S. Dollars	435,705	Danish Krone	2,568,700	(22,214)
4/15/2009	U.S. Dollars	1,604,026	European Monetary Unit	1,271,700	(85,443)
4/15/2009	U.S. Dollars	647,236	Hong Kong Dollar	5,019,800	(482)
4/15/2009	U.S. Dollars	655,404	Japanese Yen	64,339,600	5,282
4/15/2009	U.S. Dollars	495,057	Norwegian Krone	3,520,000	(28,278)
4/15/2009	U.S. Dollars	230,244	Singapore Dollar	355,300	(3,255)
4/15/2009	U.S. Dollars	799,365	Swedish Krona	7,411,000	(102,153)
4/15/2009	U.S. Dollars	1,266,120	Swiss Franc	1,488,200	(41,670)
4/15/2009	Australian Dollar	794,100	U.S. Dollars	507,962	43,545
4/15/2009	British Pound	1,676,600	U.S. Dollars	2,364,757	40,979
4/15/2009	Canadian Dollar	1,116,300	U.S. Dollars	866,727	18,692
4/15/2009	European Monetary Unit	2,012,600	U.S. Dollars	2,541,576	132,187
4/15/2009	Hong Kong Dollar	583,900	U.S. Dollars	75,334	8
4/15/2009	Japanese Yen	64,020,500	U.S. Dollars	648,278	(1,380)
4/15/2009	Norwegian Krone	2,022,700	U.S. Dollars	284,562	16,162
4/15/2009	Swedish Krona	5,325,300	U.S. Dollars	573,901	73,900
4/15/2009	Swiss Franc	1,940,900	U.S. Dollars	1,650,517	55,094
					$ 18,440

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description				Investments in Securities	Other Financial Instruments*
Level 1				$ 3,397,214	$ 18,440
Level 2				23,699,444	—
Level 3				—	—
Total				$ 27,096,658	$ 18,440

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward contracts, which are reflected at the unrealized apprecication on the instrument.

FAS 161 - Values of Derivative Instruments as of March 31, 2009

		Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133		Balance Sheet Location	Value	Balance Sheet Location	Value

Forward currency contracts		Unrealized appreciation on forward currency contracts	$385,849	Unrealized depreciation on forward currency contracts	$367,409
Total			$385,849		$367,409

The Fund's sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge the Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective.

Genworth Thornburg International Value Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of
Shares						Value
	COMMON STOCKS - 94.02%
	Brazil - 1.06%
21,919	Redecard SA					$265,041
	Canada - 6.94%
14,100	Canadian National Railway Co. (a)					505,488
9,791	Canadian Natural Resources Ltd. (a)					379,821
3,194	Potash Corp. of Saskatchewan, Inc.					258,107
25,817	Rogers Communications, Inc. (a)					594,848
						1,738,264
	Cayman Islands - 1.13%
1,600	Baidu, Inc. - ADR (a) (b)					282,560
	China - 4.57%
243,000	China Life Insurance Co. Ltd.					799,230
198,763	China Merchants Bank Co., Ltd.					346,313
						1,145,543
	Denmark - 5.75%
19,658	Novo-Nordisk A/S					942,520
11,340	Vestas Wind Systems A/S (a)					498,168
						1,440,688
	Finland - 3.14%
14,905	Fortum Oyj					283,905
43,104	Nokia Oyj					504,121
						788,026
	France - 9.85%
2,620	Air Liquide					213,055
24,584	AXA SA					295,069
8,927	BNP Paribas SA					368,298
18,687	France Telecom SA					426,011
11,937	Groupe Danone					580,898
9,337	LVMH Moet Hennessy Louis Vuitton SA					585,913
						2,469,244
	Germany - 5.87%
3,300	Covidien Ltd.					109,692
11,247	E.ON AG					311,926
6,900	Fresenius Medical Care AG					267,752
22,361	SAP AG					781,902
						1,471,272
	Greece - 2.03%
22,269	National Bank of Greece SA					338,257
6,500	OPAP SA					171,164
						509,421
	Guernsey - 1.31%
17,717	Amdocs Ltd. (a)					328,119
	Hong Kong - 3.64%
56,000	China Mobile Ltd.					487,811
45,000	Hong Kong Exchanges and Clearing Ltd.					424,686
						912,497
	Israel - 4.45%
24,759	Teva Pharmaceutical Industries Ltd. - ADR (b)					1,115,393
	Japan - 6.86%
5,818	Fanuc Ltd.					397,934
15,700	Komatsu Ltd.					173,748
2,100	Nintendo Co. Ltd.					614,317
16,800	Toyota Motor Corp.					533,633
						1,719,632
	Mexico - 3.08%
11,658	America Movil, S.A.B de C.V. - ADR (b)					315,699
195,685	Wal-Mart de Mexico, S.A.B. de C.V.					456,851
						772,550
	Netherland Antilles - 0.91%
5,581	Schlumberger Ltd. (b)					226,700
	Spain - 2.43%
30,568	Telefonica SA					609,568
	Sweden - 2.77%
18,539	Hennes & Mauritz AB					695,030
	Switzerland - 10.87%
561	Givaudan AG					290,369
10,548	Julius Baer Holding AG					259,173
18,068	Logitech International SA (a)					186,969
25,719	Nestle SA					868,900
11,280	Novartis AG					426,763
5,053	Roche Holding AG					693,525
						2,725,699
	Turkey - 1.03%
52,900	Turkcell Iletisim Hizmetleri AS (a)					259,133
	United Kingdom - 16.33%
178,160	ARM Holdings plc					261,104
16,562	British American Tobacco Plc					382,595
43,294	British Sky Broadcasting Group Plc					268,712
23,887	Carnival plc					542,499
18,035	Reckitt Benckiser Group plc					676,665
19,288	SABMiller plc					286,786
82,514	Smith & Nephew plc					513,601
50,751	Standard Chartered plc					630,188
30,485	Vodafone Group plc - ADR					531,049
						4,093,199
	TOTAL COMMON STOCKS (Cost $25,240,753)					23,567,579
	PREFERRED STOCKS - 0.63%
	Brazil - 0.63%
11,871	Empresa Brasileira de Aeronautica SA - ADR (b)					157,528
	TOTAL PREFERRED STOCKS (Cost $224,951)					157,528

	SHORT TERM INVESTMENTS - 5.74%
	Money Market Fund - 5.74%
$1,440,046	Federated Prime Obligations Fund					1,440,046
	TOTAL SHORT TERM INVESTMENTS (Cost $1,440,046)					1,440,046
Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.36%
	Money Market Funds - 8.36%
2,095,032	Mount Vernon Prime Portfolio					2,095,032
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $2,095,032)					2,095,032
	Total Investments (Cost $29,000,782) - 108.75%					27,260,185
	Liabilities in Excess of Other Assets - (8.75)%					(2,192,337)
	TOTAL NET ASSETS - 100.00%					$25,067,848

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments		$29,000,782
	Gross unrealized appreciation		1,282,288
	Gross unrealized depreciation		-3,022,885
	Net unrealized depreciation		-1,740,597

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Genworth Thornburg International Value Fund
Schedule of Open Forward Currency Contracts
March 31, 2009 (Unaudited)

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to be	Appreciation
Expiration Date	be Received	Received	be Delivered	Delivered	(Depreciation)
6/19/2009	U.S. Dollars	456,700	British Pounds	298,000	$ 28,995
6/16/2009	U.S. Dollars	1,839,363	European Monetary Unit	1,380,000	5,708
5/29/2009	U.S. Dollars	626,735	Mexican Peso	8,920,000	3,876
6/16/2009	European Monetary Unit	1,079,000	U.S. Dollars	1,451,018	(17,312)
					$ 21,267

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description				Investments in Securities	Other Financial Instruments*
Level 1				$ 9,254,049	$ 21,267
Level 2				18,006,136	—
Level 3				—	—
Total				$ 27,260,185	$ 21,267

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward contracts, which are reflected at the unrealized appreciation on the instrument.

FAS 161 - Values of Derivative Instruments as of March 31, 2009

	Asset Derivatives 2009			Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133		Balance Sheet Location	Value	Balance Sheet Location	Value

Forward currency contracts		Unrealized appreciation on forward currency contracts	$38,579	Unrealized depreciation on forward currency contracts	$17,312
Total			$38,579		$17,312

The Fund's sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge the Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective.

Genworth Western Asset Management Core Plus Fixed Income Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS - 28.10%
	Banks - 0.51%
	RSHB Capital
$220,000	7.125%, 01/14/2014		$173,708
	TuranAlem Finance BV
510,000	8.250%, 01/22/2037		114,750
			288,458
	Beverages - 0.84%
	Diageo Capital PLC
200,000	7.375%, 01/15/2014		219,965
	PepsiCo Inc.
210,000	7.900%, 11/01/2018		258,471
			478,436
	Capital Markets - 1.07%
	Bear Stearns Cos., Inc.
30,000	6.400%, 10/02/2017		29,244
20,000	7.250%, 02/01/2018		20,688
	Goldman Sachs Group, Inc.
170,000	6.150%, 04/01/2018		155,541
	Merrill Lynch & Co., Inc.
210,000	6.875%, 04/25/2018		164,496
	Morgan Stanley
250,000	6.625%, 04/01/2018		238,771
			608,740
	Chemicals - 0.05%
	Westlake Chemical Corp.
40,000	6.625%, 01/15/2016		28,200
	Commercial Banks - 0.92%
	HSBK Europe BV
140,000	9.250%, 10/16/2013		77,641
	ICICI Bank Ltd.
270,000	6.375%, 04/30/2022		149,135
	Wells Fargo & Co.
180,000	5.625%, 12/11/2017		164,508
	Wells Fargo Capital XV
180,000	9.750%, 09/26/2044		131,507
			522,791
	Computers & Electronics - 0.07%
	L-3 Communications Corp.
40,000	7.625%, 06/15/2012		40,250
	Consumer Finance - 1.21%
	American Express Co.
125,000	7.000%, 03/19/2018		110,443
	Caterpillar Financial Services Corp.
170,000	6.200%, 09/30/2013		170,328
	Ford Motor Credit Company
300,000	7.375%, 10/28/2009		269,089
	General Motors Acceptance Corp.
282,000	8.000%, 11/01/2031 (c)		135,893
			685,753
	Diversified Financial Services - 2.69%
	Bank of America Funding Corp.
250,000	5.650%, 05/01/2018		208,919
	Citigroup, Inc.
40,000	6.500%, 08/19/2013		36,791
210,000	6.125%, 11/21/2017		182,363
150,000	6.875%, 03/05/2038		131,151
	JPMorgan Chase & Co.
530,000	6.125%, 06/27/2017		488,352
	Wachovia Corp.
540,000	5.750%, 02/01/2018		479,171
			1,526,747
	Diversified Manufacturing - 0.52%
	General Electric Capital Corp.
340,000	5.625%, 05/01/2018		296,141
	Diversified Telecommunication Services - 2.24%
	AT&T, Inc.
330,000	5.600%, 05/15/2018		321,689
370,000	6.400%, 05/15/2038		330,204
	Royal KPN NV
180,000	8.375%, 10/01/2030		186,967
	Sprint Capital Corp.
55,000	8.750%, 03/15/2032		37,125
	Verizon Communications, Inc.
270,000	5.500%, 02/15/2018		257,570
90,000	6.400%, 02/15/2038		81,843
	Windstream Corp.
60,000	8.625%, 08/01/2016		59,250
			1,274,648
	Electric Utilities - 0.48%
	FirstEnergy Corp.
140,000	7.375%, 11/15/2031		114,206
	Pacific Gas & Electric Co.
10,000	8.250%, 10/15/2018		11,806
150,000	6.050%, 03/01/2034		147,247
			273,259
	Energy Equipment & Services - 0.28%
	Baker Hughes, Inc.
140,000	7.500%, 11/15/2018		159,389
	Food Products - 0.09%
	Dole Food Co, Inc.
55,000	7.250%, 06/15/2010		50,875
	Health Care Providers & Services - 2.47%
	Cardinal Health, Inc.
120,000	5.850%, 12/15/2017		109,536
	Community Health Systems, Inc.
80,000	8.875%, 07/15/2015		76,000
	Davita, Inc.
45,000	6.625%, 03/15/2013		43,875
	FMC Finance III SA
100,000	6.875%, 07/15/2017		98,250
	HCA, Inc.
300,000	9.250%, 11/15/2016		273,750
250,000	9.625%, 11/15/2016		200,000
	Roche Holdings, Inc.
250,000	6.000%, 03/01/2019 (c)		257,795
	Tenet Healthcare Corp.
160,000	9.250%, 02/01/2015 (a)		124,000
	UnitedHealth Group, Inc.
110,000	4.875%, 02/15/2013		107,231
	WellPoint, Inc.
120,000	5.875%, 06/15/2017		112,988
			1,403,425
	Independent Power Producers & Energy Traders - 0.73%
	AES Corp.
480,000	8.000%, 10/15/2017		414,000
	Insurance - 0.45%
	Metlife, Inc.
350,000	6.400%, 12/15/2066 (f)		147,249
	Travelers Companies, Inc.
200,000	6.250%, 03/15/2067 (f)		106,271
			253,520
	Machinery & Equipment - 0.30%
	John Deere Capital Corp.
170,000	4.900%, 09/09/2013		169,248
	Manufacturing - 0.10%
	Biomet, Inc.
70,000	10.375%, 10/15/2017		59,500
	Media - 1.44%
	Comcast Corp.
580,000	5.700%, 05/15/2018		544,956
	CSC Holdings, Inc.
50,000	8.625%, 02/15/2019 (c)		48,375
	Time Warner, Inc.
110,000	8.750%, 02/14/2019		116,995
130,000	6.500%, 11/15/2036		107,233
			817,559
	Metals & Mining - 0.58%
	Freeport McMoRan Copper & Gold, Inc.
250,000	8.375%, 04/01/2017		234,080
	Vedanta Resources
130,000	8.750%, 01/15/2014		95,550
			329,630
	Multi-Utilities - 0.42%
	Dominion Resources, Inc.
210,000	8.875%, 01/15/2019		238,139
	Oil & Gas - 6.28%
	Anadarko Petroleum
420,000	6.450%, 09/15/2036		294,318
	Apache Corp.
10,000	6.000%, 09/15/2013		10,701
120,000	6.000%, 01/15/2037		116,131
	Chesapeake Energy Corp.
60,000	9.500%, 02/15/2015		58,650
	Conoco Inc.
300,000	6.950%, 04/15/2029		299,507
	Devon Energy Corp.
120,000	7.950%, 04/15/2032		124,596
	El Paso Corp.
420,000	7.875%, 06/15/2012 (a)		401,585
	Energy Transfer Partners LP
250,000	6.700%, 07/01/2018		226,658
	Gaz Capital SA
230,000	6.212%, 11/22/2016		172,500
	Intergas Finance BV
260,000	6.375%, 05/14/2017		152,100
	KazMunaiGaz Finance BV
220,000	8.375%, 07/02/2013		188,025
	Kinder Morgan Energy Partners
170,000	5.950%, 02/15/2018		155,037
200,000	6.950%, 01/15/2038		171,622
	Occidental Pete Corp.
170,000	7.000%, 11/01/2013		189,992
	Peabody Energy Corp.
50,000	6.875%, 03/15/2013		49,000
	Pemex Project Funding Master Trust
260,000	6.625%, 06/15/2035		186,225
	Petrobras International Finance Co.
140,000	6.125%, 10/06/2016		140,700
	Transocean Sedco Forex, Inc.
200,000	5.250%, 03/15/2013		200,679
	Williams Companies, Inc.
275,000	7.500%, 01/15/2031		217,759
	XTO Energy, Inc.
230,000	5.500%, 06/15/2018		214,010
			3,569,795
	Pharmaceuticals - 0.23%
	Wyeth
140,000	5.950%, 04/01/2037		132,277
	Pipelines - 0.57%
	Dynegy, Inc.
85,000	7.750%, 06/01/2019		55,675
	Enterprise Products Operations LLC
290,000	6.300%, 09/15/2017		267,725
			323,400
	Special Purpose Entity - 0.34%
	TNK-BP Finance SA
290,000	6.625%, 03/20/2017		192,125
	Steel - 0.31%
	Evraz Group SA
270,000	8.875%, 04/24/2013		174,315
	Telecommunications - 1.41%
	British Telecommunications PLC
120,000	9.125%, 12/15/2030		109,311
	Deutsche Telekom International Finance BV
130,000	5.750%, 03/23/2016		127,726
	Intelsat, Ltd.
60,000	0.000%, 02/01/2015 (Callable at $104.75 on 02/01/2010) (c)		50,100
	Telecom Italia
140,000	5.250%, 10/01/2015		118,197
	Telefonica Emisiones SAU
230,000	6.221%, 07/03/2017		236,086
	VIP Finance Ireland
220,000	8.375%, 04/30/2013		159,358
			800,778
	Tobacco - 0.24%
	Reynolds American, Inc.
160,000	6.750%, 06/15/2017		136,795
	Transportation - 0.45%
	Kansas City Southern De Mexico
60,000	12.500%, 04/01/2016 (c)		57,600
	Vale Overseas Ltd.
230,000	6.875%, 11/21/2036		199,764
			257,364
	Utilities - 0.06%
	Edison Mission Energy
60,000	7.625%, 05/15/2027		36,300
	Wireless Telecommunication Services - 0.75%
	America Movil, S.A.B. de C.V.
110,000	5.625%, 11/15/2017		100,307
	Sprint Nextel Corp.
425,000	6.000%, 12/01/2016		306,000
	Verizon Wireless Cap LLC
20,000	8.500%, 11/15/2018 (c)		22,885
			429,192
	TOTAL CORPORATE BONDS (Cost $14,793,453)		15,971,049
	MORTGAGE BACKED SECURITIES - 38.65%
	Federal National Mortgage Association
	Pool #725232,
4,292,684	5.000%, 03/01/2034		4,444,605
	Pool #TBA,
4,800,000	5.000%, 04/01/2036 (b)		4,953,749
	Pool #928382,
4,008,585	5.500%, 06/01/2037		4,165,258
	Pool #950694,
3,528,738	6.000%, 10/01/2037		3,690,262
	Pool #TBA,
1,200,000	5.500%, 04/14/2038 (b)		1,245,563
	Pool #TBA,
900,000	6.000%, 04/01/2039 (b)		942,047
	Pool #TBA,
2,400,000	6.500%, 04/01/2039 (b)		2,527,877
	TOTAL MORTGAGE BACKED SECURITIES (Cost $21,277,421)		21,969,361
Number of
Shares
	PREFERRED STOCKS - 0.02%
	Financials - 0.02%
70	Preferred Blocker, Inc. (c)		13,941
	TOTAL PREFERRED STOCKS (Cost $21,000)		13,941

Principal
Amount

	U.S. GOVERNMENT AGENCY ISSUES - 8.26%
	Federal Home Loan Bank
$500,000	3.625%, 10/18/2013		522,068
	Federal Home Loan Mortgage Corp.
900,000	5.500%, 04/15/2036 (b)		933,890
	Federal National Mortgage Association
1,200,000	5.500%, 04/15/2021 (b)		1,251,187
1,000,000	6.000%, 04/15/2036 (b)		1,044,531
	Federal National Mortgage Association Discount Note
28,000	Effective yield, 0.301%, 05/18/2009		27,987
	Government National Mortgage Association
900,000	6.000%, 04/01/2034 (b)		940,360
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $4,672,709)		4,720,023
	U.S. TREASURY OBLIGATIONS - 6.15%
	U.S. Treasury Bond - 2.54%
211,651	1.750%, 01/15/2028 (d)		203,383
110,000	5.500%, 08/15/2028 (a)		138,858
393,372	2.500%, 01/15/2029 (d)		427,301
680,000	3.500%, 02/15/2039		672,141
			1,441,683
	U.S. Treasury Note - 3.61%
550,000	2.375%, 03/31/2016		553,738
1,468,725	1.375%, 07/15/2018 (d) (e)		1,460,004
40,000	2.750%, 02/15/2019 (a)		40,231
			2,053,973
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,261,003)		3,495,656
Number of
Shares
	SHORT TERM INVESTMENTS - 42.10%
	Money Market Fund - 22.40%
12,731,607	Federated Prime Obligations Fund		12,731,607
Principal
Amount
	Repurchase Agreements - 19.70%
$5,600,000	J.P. Morgan Repurchase Agreement, 0.120%, 4/1/2009		5,600,000
5,600,000	Merrill Lynch Repurchase Agreement, 0.090%, 4/1/2009		5,600,000
	TOTAL SHORT TERM INVESTMENTS (Cost $23,931,607)		23,931,607
Number of
Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.30%
	Money Market Fund - 1.30%
741,501	Mount Vernon Prime Portfolio		741,501
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $741,501)		741,501
	Total Investments (Cost $68,698,694) - 124.64%		70,843,138
	Liabilities in Excess of Other Assets - (24.64)%		-14,004,381
	TOTAL NET ASSETS - 100.00%		$56,838,757

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Security purchased on a when-issued basis. On March 31, 2009, the total value of the investments purchased
	on a when-issued basis was $13,839,204, or 24.35% of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as
	liquid securities according to the Fund's guidelines. The market value of these securities was $586,589, which
	represents 1.03% of total net assets.
(d)	Represents a U.S. Treasury Inflation Protected Security.
(e)	Assigned as collateral for certain future and options contracts.
(f)	Variable rate security. The rate shown is the rate in effect as of 3/31/2009.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$68,698,694
	Gross unrealized appreciation	2,456,953
	Gross unrealized depreciation	-312,509
	Net unrealized depreciation	$2,144,444

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Genworth Western Asset Management Core Plus Fixed Income Fund
Schedule of Forward Sale Commitments
March 31, 2009 (Unaudited)

		Principal		Settlement	Proceeds
Description		Amount		Date	Received	Value
Federal National Mortgage Association, 5.000%, 04/01/2039		-$1,300,000		4/13/2009	$1,332,031	-$1,341,640

Genworth Western Asset Management Core Plus Fixed Income Fund
Schedule of Options Written
March 31, 2009 (Unaudited)

Contracts			Value
OPTIONS ON FUTURES CONTRACTS
Call Options
7	U.S. Treasury 10 Year Note Futures
Expiration: May, 2009,
Exercise Price: $124.00			$ 7,766

Put Options
11	U.S. Treasury Long Bond Futures
Expiration: June, 2009,
Exercise Price: $121.00			5,844

Total Options Written (Premiums received $51,386)			$ 13,610

Genworth Western Asset Management Core Plus Fixed Income Fund
Schedule of Open Futures Contracts
March 31, 2009 (Unaudited)

		Number of			Unrealized
		Contracts	Notional	Settlement	Appreciation
Description		Purchased (Sold)	Value	Month	(Depreciation)
U.S. Treasury 2 Year Note Futures		5	1,088,203	Jun-09	$ 1,537
U.S. Treasury 5 Year Note Futures		7	829,445	Jun-09	11,043
U.S. Treasury 10 Year Note Futures		60	7,425,938	Jun-09	175,841
U.S. Treasury Long Bond Futures		(3)	(386,859)	Jun-09	(14,593)
					$ 173,828

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description			Investments in Securities	Forward Sale Commitments	Other Financial Instruments*
Level 1			$24,687,049	—	$160,218
Level 2			46,156,089	-$1,341,640	—
Level 3			—	—	—
Total			$70,843,138	-$1,341,640	$160,218

* Other financial instuments are derivative instruments not reflected in the Schedule of Investments, such as written options and futures contracts. All derivatives, except for written options are reflected at the unrealized appreciation or depreciation on the instrument. Written options are reflected at market value.

FAS 161 - Values of Derivative Instruments as of March 31, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$188,421	Unrealized depreciation on futures contracts	$14,593
Written option contracts	Unrealized appreciation on written options	0	Options written at value, unrealized depreciation on written options	13,610
Total		$188,421		$28,203

*Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments/footnotes.
Only current day's variation margin is reported within the statement of assets & liabilities.

The Fund's sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge the Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Variable Insurance Trust

By           /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date                    05/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date                    05/27/2009

By           /s/ Danell J. Doty
Danell J. Doty
Treasurer (Principal Financial Officer)

Date                    05/27/2009